Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2020	2019	2018
Basic earnings per common share
Net income attributable to common shareholders	$6,582	$8,208	$8,361
Weighted average number of common shares outstanding (millions)	1,212	1,222	1,213
Basic earnings per common share (1) (in dollars)	$5.43	$6.72	$6.90
Diluted earnings per common share
Net income attributable to common shareholders	$6,582	$8,208	$8,361
Dilutive impact of share-based payment options and others (2)	6	142	16
Net income attributable to common shareholders (diluted)	$6,588	$8,350	$8,377
Weighted average number of common shares outstanding (millions)	1,212	1,222	1,213
Dilutive impact of share-based payment options and others (2) (millions)	31	29	16
Weighted average number of diluted common shares outstanding (millions)	1,243	1,251	1,229
Diluted earnings per common share (1) (in dollars)	$5.30	$6.68	$6.82

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.